ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, CO  80203

January 15, 2016

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, DC  20549

RE:            ALPS Variable Investment Trust (the “Trust”)
File Nos.                          811-21987
  333-139186
Post-Effective Amendment No. 30

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ALPS Variable Investment Trust, an open-end management investment company (the “Trust”). This filing includes Post-Effective Amendment No. 30 to the Fund's 1933 Act Registration Statement on Form N-1A and Amendment No. 31 to its 1940 Act Registration Statement. This filing is made pursuant to Rule 485(a) to add the ALPS/QMA Market Participation Portfolio, a new series of the Trust.

Please address any comments or questions to the attention of the undersigned at 720-917-0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Secretary

Enclosure